Equity Method Investment - Summary of Changes In Equity Method Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments And Joint Ventures [Abstract]
Beginning balance	$ 778,721	$ 817,223
Recognized gain from equity method investment	391	470
Consideration Received on Disposal
Exchange difference	(12,529)	(38,972)
Ending balance	$ 766,583	$ 778,721